Bank Borrowings (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2023 USD ($)
Bank Borrowings [Line Items]
Unused credit limits under credit facility agreements (in Yuan Renminbi)	¥ 469,467,303
Credit Facility Agreements [Member]
Bank Borrowings [Line Items]
Draw down borrowings	¥ 990,000,000		$ 25,000,000
Credit Facility Agreements [Member] | Minimum [Member]
Bank Borrowings [Line Items]
Short-term bank borrowings, interest rate	2.75%	3.50%
Long-term bank borrowings, interest rate	4.00%	4.20%	4.00%
Credit Facility Agreements [Member] | Maximum [Member]
Bank Borrowings [Line Items]
Short-term bank borrowings, interest rate	4.60%	4.50%
Long-term bank borrowings, interest rate	4.60%	4.60%	4.60%